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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06023

Managed Municipal Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.            40 West 57th Street, 18th Floor           New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       January 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Managed Municipal Fund
Schedule of Investments
January 31, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P) 1	Principal Amount	Market Value
MUNICIPAL BONDS - 90.10%
General Obligation - 58.76%
Alexandria, VA, Capital Improvements	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,449,457
Arlington County, VA, State Aid Withholding	4.500%	01/15/28	Aaa/AAA	2,000,000	2,038,540
Dallas, TX	4.000%	02/15/16	Aa1/AA+	2,450,000	2,536,926
Delaware State, Series A	4.200%	01/01/20	Aaa/AAA	1,675,000	1,712,403
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,004,280
Du Page County, IL, Jail Project	5.600%	01/01/21	Aaa/AAA	1,600,000	1,861,504
Florida State, Board of Education, Public Education, Series I	4.125%	06/01/21	Aa1/AAA	3,000,000	3,065,400
Georgia State, Series B	3.000%	04/01/27	Aaa/AAA	1,000,000	890,980
Georgia State, Series G	4.125%	10/01/23	Aaa/AAA	2,000,000	2,074,940
Gwinnett County, GA, School District	5.000%	02/01/36	Aaa/AAA	1,500,000	1,583,475
Henrico County, VA, Public Improvements	4.250%	07/15/24	Aaa/AAA	2,830,000	2,928,088
Maryland State, Capital Improvements, Series A	4.000%	02/15/20	Aaa/AAA	4,000,000	4,181,320
Mecklenburg County, NC, Public Improvements, Series A	4.000%	02/01/20	Aaa/AAA	3,000,000	3,110,010
Mecklenburg County, NC, Public Improvements, Series B	4.000%	03/01/27	Aaa/AAA	1,000,000	1,011,000
Missouri State, Fourth State Building, Series A	4.125%	10/01/19	Aaa/AAA	2,000,000	2,060,820
Montgomery County, MD, Public Improvements, Series A	4.000%	05/01/21	Aaa/AAA	2,450,000	2,512,940
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aa1/AAA	2,000,000	2,034,300
Salt Lake City, UT, School District, School Board Guaranty, Series A	4.500%	03/01/20	Aaa/NR	2,240,000	2,327,293
South Carolina State, Highway, Series A	3.000%	08/01/22	Aaa/AA+	1,475,000	1,397,651
South Carolina State, Highway, Series B	5.000%	04/01/19	Aaa/AA+	1,000,000	1,033,460
Tennessee State, Series A	5.000%	05/01/26	Aa1/AA+	500,000	545,825
Tennessee State, Series A	5.000%	05/01/27	Aa1/AA+	2,075,000	2,254,093
Texas, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aa1/AA+	3,515,000	3,687,130
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,021,690
Virginia State, Series B	4.250%	06/01/26	Aaa/AAA	2,500,000	2,576,250
Washington State, Series C, Refundable	5.000%	01/01/25	Aa1/AA+	2,000,000	2,215,100
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	2,500,000	2,546,525
Washington, MD, Suburban Sanitation District, Water Supply	4.250%	06/01/26	Aaa/AAA	2,500,000	2,573,400
					$61,234,800
Prerefunded Issues2 - 12.67%
Cary, NC, 03/01/11 @ 102	5.000%	03/01/18	Aaa/AAA	$2,000,000	$2,141,880
Chesterfield County, VA, 01/15/11 @ 100	5.000%	01/15/20	Aaa/AAA	1,000,000	1,045,030
Florida State, Board of Education, Public Education Capital Outlay, Series A, 06/01/10 @ 101	5.125%	06/01/21	Aaa/AAA	1,000,000	1,026,820
Georgia State, Refundable Balance, Series D, 10/01/10 @ 100	5.000%	10/01/17	Aaa/AAA	390,000	402,609

Managed Municipal Fund
Schedule of Investments (Continued)

Security	Interest Rate	Maturity Date	Ratings (Moody's/ S&P) 1	Principal Amount	Market Value
MUNICIPAL BONDS - 90.10% (Continued)
Prerefunded Issues2 - 12.67% (Continued)
Guilford County, NC, Series B, 10/01/10 @ 102	5.250%	10/01/16	Aa1/AAA	$3,000,000	$3,162,600
Gwinnett County, GA, Water & Sewer Authority, 08/01/12 @ 100	5.250%	08/01/24	Aaa/AAA	1,500,000	1,667,040
Minnesota State, 06/01/10 @ 100	5.500%	06/01/18	Aa1/AAA	2,000,000	2,036,200
South Carolina State, State Institutional, Series A, 03/01/10 @ 101	5.300%	03/01/17	Aaa/AA+	1,700,000	1,724,786
					$13,206,965
Revenue - 18.67%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,500,000	$2,579,500
Florida, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	523,140
Florida, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	579,496
Gwinnett County, GA, Water & Sewer Authority, Series A	4.000%	08/01/28	Aaa/AAA	4,000,000	4,011,000
Kansas State Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	2,791,169
Kansas State Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	2,975,000	2,853,114
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,003,900
Virginia State Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,113,100
					$19,454,419

Total Municipal Bonds (Cost $90,208,089)					$93,896,184

US TREASURY OBLIGATIONS - 0.48%
US Treasury Notes (Cost $502,166)	2.125%	04/30/10	--	$500,000	$502,598

Managed Municipal Fund
Schedule of Investments (Continued)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 8.58%
JPMorgan Chase, N.A.
Dated 01/29/10, 0.03%, principal and interest in the amount of $8,943,022 due 02/01/10, collateralized by US Treasury Inflation-Protected Notes, par value of $8,675,500, due 01/15/16 and 07/15/18 with a combined value of $9,123,069 (Cost $8,943,000)	$8,943,000	$8,943,000

Total Investments - 99.16% (Cost $99,653,255) *		$103,341,782

Other Assets in Excess of Liabilities - 0.84%		871,760

Net Assets - 100.00%		$104,213,542

1	Moody's Municipal Bond Ratings:
	Aaa	Judged to be of the best quality.
	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
	AAA	Of the highest quality.
	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
	NR	Bond is not rated by this rating organization.
2
Prerefunded:  Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $99,653,255 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,841,437
Gross Unrealized Depreciation	(152,910)
Net Unrealized Appreciation	$3,688,527

See Notes to Schedule of Investments.

Managed Municipal Fund
Notes to Schedule of Investments
January 31, 2010 (Unaudited)

1.  Securities Valuation

Managed Municipal Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).  In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$93,896,184	$-	$93,896,184
US Treasury Obligations	-	502,598	-	502,598
Repurchase Agreements	-	8,943,000	-	8,943,000
Total	$-	$103,341,782	$-	$103,341,782

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Managed Municipal Fund, Inc.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date          March 4, 2010

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          March 4, 2010

* Print the name and title of each signing officer under his or her signature.